Short-Term Borrowings (Schedule of Short-Term Borrowings) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Total available unused borrowing capacity	$ 2,000	$ 1,406	$ 1,718
$2B Credit Facility [Member]
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	2,000	2,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding		$ (594)	$ (282)
Interest Rate		4.76%	5.54%
Loan term	1 year	1 year